SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ (3,157,918)	$ (2,693,698)
Net current liabilities	(1,486,989)
Net cash used in operating activities	(333,907)	(848,520)	$ (386,932)
Asset impairment charges	51,800
Impairment of long-lived assets	$ 47,272	0	0
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed [Flag]	false
Impairment of ROU assets	$ 4,528
Impairment loss for intangible assets with indefinite lives	$ 0	0	0
Financing providers days	5 years
Advertising expenditures	$ 37,201	134,611	150,920
Equity interest as long-term investment	33,019
Employee social benefits	25,203	$ 30,564	$ 46,969
Ningbo Robotics
Property, Plant and Equipment [Line Items]
Payments to Acquire Investments	$ 0